Components of Inventories (Detail) In Millions, unless otherwise specified	Mar. 31, 2013 USD ($)	Mar. 31, 2013 JPY (¥)	Mar. 31, 2012 JPY (¥)
Inventory Disclosure [Line Items]
Finished goods	$ 10,714	¥ 1,007,659	¥ 981,612
Raw materials	4,134	388,780	347,878
Work in process	2,504	235,476	221,036
Supplies and other	891	83,871	71,756
Total	$ 18,243	¥ 1,715,786	¥ 1,622,282